Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (41,746)	$ (18,650)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	1,421	1,896
Amortization of debt premium	(47)	(109)
Amortization of debt issuance costs		24
Stock-based compensation expense	1,165	2,662
Change in fair value of warrant liabilities	17,902	(4,695)
Loss on extinguishment of long-term debt, net		4,311
Change in provision for credit losses, net	(336)	(15,261)
Change in provision for inventory	(747)	(14,823)
Loss on abandonment of CIP projects	31
(Gain) loss on disposal of property and equipment	14	(63)
Gain on early termination of lease	(50)
Gain on settlement of contingent liability	(5,935)
Loss on disposal of Cultivation business	11,893
Change in contingent consideration	(2,180)
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	646	1,347
Inventory	8,341	17,158
Prepaid expenses and other current assets	1,872	(566)
Operating lease right-of-use assets	528	954
Other non-current assets	46	170
Accounts payable	(4,562)	108
Accrued expenses and other current liabilities	1,258	(4,473)
Operating lease liabilities	(519)	(872)
Contract liabilities	(578)	(93)
Net cash and cash equivalents used in operating activities	(11,583)	(30,975)
Cash flows from investing activities:
Purchases of property and equipment	(4)	(59)
Proceeds from disposal of property and equipment	20	311
Proceeds from sale of marketable securities		10,461
Issuance of loans receivable	(400)	(591)
Proceeds from repayment of loan receivable	330	15,057
Net cash and cash equivalents (used in) provided by investing activities	(54)	25,179
Cash flows from financing activities:
Proceeds from issuance of Common Stock through an S-1 and Pre-Funded Warrants offering	2,123
Proceeds from issuance of Common Stock through an “at the market” offering, net of fees		1,545
Proceeds from issuance of Common Stock through IONIC Stock Subscription	345
Proceeds from the issuance of Common Stock in connection with private placement, net	25,793
Proceeds from Employee Stock Purchase Plan Shares		25
Proceeds from exercise of Pre-Funded Warrants	36
Proceeds from issuance of warrants in settlement agreement		1,554
Proceeds from issuance of related party notes	14,453	4,444
Repayments of notes payable, other		(71)
Repayment of debt in private placement		(10,307)
Payments on other financing loans		(5)
Payments on insurance financing loans	(377)	(1,332)
Payments of financing leases		(80)
Net cash and cash equivalents provided by (used in) financing activities	42,373	(4,227)
Net increase (decrease) in cash and cash equivalents	30,736	(10,023)
Cash and cash equivalents at the beginning of period	434	10,457
Cash and cash equivalents of discontinued operations, beginning of period
Cash and cash equivalents of discontinued operations, end of period
Cash and cash equivalents at the end of period	31,170	434
Supplemental disclosures
Cash paid for interest		76
Supplemental disclosure of non-cash investing and financing activities
Fair value of warrants in connection with reclassification and issuance	6,791	5,432
Financing of prepaid insurance	14	1,694
Cashless exercise of liability classified warrants	1,680
Conversion of related party debt to equity	10,044
Transfer of property and equipment to inventory		33
Conversion of liability classified pre-funded warrants to equity	20,771
Deemed contribution from troubled debt restructuring with related party	676
Stock and warrants issued in connection with business combination	18,836
Conversion of convertible notes into equity	$ 1,731	$ 3,306